Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

BANK LOANS - 87.3%	Principal Amount	Fair Value
AEROSPACE & DEFENSE - 2.2%
Apple Bidco LLC, Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 09/25/2028	$625,884	$630,776
Barnes Group, Inc., Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 08/30/2030	588,055	589,464
Brown Group Holding LLC, Senior Secured First Lien
6.86% (1 mo. SOFR US + 2.50%), 07/01/2031	265,626	266,714
7.01% (3 mo. SOFR US + 2.50%), 07/01/2031	203,194	204,026
7.09% (3 mo. SOFR US + 2.50%), 07/01/2031	428,206	429,959
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.61% (1 mo. SOFR US + 2.25%), 10/31/2031	445,533	448,144
6.61% (1 mo. SOFR US + 2.25%), 10/31/2031	169,467	170,460
Goat Holdco LLC, Senior Secured First Lien, 7.52% (1 mo. Term SOFR + 3.00%), 12/10/2031	920,000	921,840
LSF11 Trinity Bidco, Inc., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.00%), 06/17/2030	388,370	391,768
Signia Aerospace LLC, Senior Secured First Lien
7.40% (3 mo. SOFR US + 3.00%), 12/11/2031	299,031	299,593
7.40% (3 mo. SOFR US + 3.00%), 12/11/2031	244,662	245,121
7.67% (1 mo. Term SOFR + 3.00%), 12/11/2031 (f)	45,308	45,393
Spirit AeroSystems, Inc., Senior Secured First Lien, 9.75% (3 mo. Term SOFR + 4.25%), 01/15/2027	240,162	242,914
TransDigm, Inc., Senior Secured First Lien
8.08% (3 mo. Term SOFR + 2.75%), 08/24/2028	724,637	727,771
7.32% (3 mo. SOFR US + 2.50%), 01/20/2032	509,723	511,382
		6,125,325

AUTO RETAIL - 0.1%
CWGS Group LLC, Senior Secured First Lien
7.09% (1 mo. SOFR US + 2.50%), 06/05/2028	350,203	343,735
7.09% (1 mo. SOFR US + 2.50%), 06/05/2028	20,574	20,194
		363,929

AUTOMOTIVE - 1.4%
American Axle & Manufacturing, Inc., Senior Secured First Lien
7.45% (6 mo. SOFR US + 3.00%), 12/13/2029	313,858	317,389
7.45% (1 mo. SOFR US + 3.00%), 12/13/2029	290,909	294,182
7.66% (3 mo. SOFR US + 3.00%), 12/13/2029	269,985	273,023
Autokiniton US Holdings, Inc., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 4.00%), 04/06/2028	295,934	294,639
Clarios Global LP, Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 05/06/2030	621,409	624,749
First Brands Group LLC, Senior Secured First Lien
10.11% (3 mo. SOFR US + 5.00%), 03/30/2027	650,809	611,357
10.11% (3 mo. SOFR US + 5.00%), 03/30/2027	567,660	534,549
Tenneco, Inc., Senior Secured First Lien
9.47% (3 mo. SOFR US + 4.75%), 11/17/2028	231,817	224,319
9.53% (3 mo. SOFR US + 5.00%), 11/17/2028	1,804	1,756
9.72% (3 mo. SOFR US + 5.00%), 11/17/2028	638,726	621,799
		3,797,762

BUILDING PRODUCTS - 1.2%
Castlelake Aviation One LLC, Senior Secured First Lien, 6.86% (3 mo. SOFR US + 2.50%), 10/22/2026	523,862	525,630
Cornerstone Building Brands, Inc., Senior Secured First Lien, 7.85% (1 mo. SOFR US + 3.25%), 04/12/2028	164,893	157,926
Janus International Group LLC, Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 08/05/2030	767,981	772,301
MITER Brands Acquisition Holdco, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 03/28/2031	476,605	482,067
STS Operating, Inc., Senior Secured First Lien, 8.46% (1 mo. SOFR US + 4.00%), 03/25/2031	627,260	630,004
Summit Materials LLC, Senior Secured First Lien, 6.15% (1 mo. SOFR US + 1.75%), 01/12/2029	270,328	271,004
Tamko Building Products LLC, Senior Secured First Lien
7.08% (3 mo. SOFR US + 2.75%), 09/20/2030	187,618	189,378
7.09% (1 mo. SOFR US + 2.75%), 09/20/2030	187,618	189,377
		3,217,687

CHEMICALS - 2.7%
Consolidated Energy Finance SA, Senior Secured First Lien, 9.01% (3 mo. SOFR US + 4.50%), 11/18/2030	395,749	385,980
Discovery Purchaser Corp., Senior Secured First Lien, 8.95% (3 mo. SOFR US + 4.38%), 10/04/2029	498,268	501,913
INEOS US Finance LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 02/19/2030	309,225	310,992
INEOS US Petrochem LLC, Senior Secured First Lien
8.31% (1 mo. SOFR US + 3.75%), 03/01/2030	374,285	375,925
8.61% (1 mo. SOFR US + 4.25%), 10/07/2031	372,845	377,040
LSF11 A5 HoldCo LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.50%), 10/16/2028	994,089	1,001,455
Lummus Technology Holdings V LLC, Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 12/31/2029	497,705	502,139
Nouryon Finance BV, Senior Secured First Lien, 7.66% (3 mo. SOFR US + 3.25%), 04/03/2028	305,916	309,804
Olympus Water US Holding Corp., Senior Secured First Lien, 7.40%, 06/20/2031 (a)	621,409	624,128
Polar US Borrower LLC, Senior Secured First Lien
9.29% (1 mo. SOFR US + 4.75% + 0.10% PIK), 10/15/2028	223,173	162,024
9.29% (1 mo. SOFR US + 4.75% + 0.10% PIK), 10/15/2028	221,794	161,022
9.29% (1 mo. SOFR US + 4.75% + 0.10% PIK), 10/15/2028	273	198
9.29% (1 mo. SOFR US + 4.75% + 0.10% PIK), 10/15/2028	271	197
SCIH Salt Holdings, Inc., Senior Secured First Lien
7.47% (1 mo. SOFR US + 3.00%), 03/16/2027	37,240	37,386
7.70% (3 mo. SOFR US + 3.00%), 03/16/2027	761,503	764,503
Sparta US HoldCo LLC, Senior Secured First Lien, 7.92% (1 mo. SOFR US + 3.25%), 08/02/2028	513,130	517,258
Tronox Finance LLC, Senior Secured First Lien
6.83% (3 mo. SOFR US + 2.50%), 09/30/2031	276,894	278,054
6.86% (1 mo. SOFR US + 2.50%), 09/30/2031	222,623	223,556
Vibrantz Technologies, Inc., Senior Secured First Lien, 9.21% (3 mo. SOFR US + 4.25%), 04/23/2029	363,479	359,037
Windsor Holdings III LLC, Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 08/01/2030	480,345	486,950
		7,379,561

COMMERCIAL SERVICES - 5.3%
AlixPartners LLP, Senior Secured First Lien, 7.09% (1 mo. SOFR US + 2.50%), 02/04/2028	622,183	625,381
Allied Universal Holdco LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 05/15/2028	602,698	605,416
American Auto Auction Group LLC, Senior Secured First Lien, 9.01% (3 mo. SOFR US + 4.50%), 12/30/2027	538,136	542,398
Apex Group Treasury LLC, Senior Secured First Lien, 9.39% (6 mo. SOFR US + 3.75%), 07/27/2028	1,237,231	1,250,376
Aramark Services, Inc., Senior Secured First Lien, 6.34% (1 mo. SOFR US + 1.75%), 01/15/2027	726,958	728,325
Ascensus Group Holdings, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 08/02/2028	701,019	708,030
Camelot US Acquisition LLC, Senior Secured First Lien
7.11% (1 mo. SOFR US + 2.75%), 01/31/2031	294,833	294,971
7.11% (1 mo. SOFR US + 2.75%), 01/31/2031	68,376	68,408
7.11% (1 mo. SOFR US + 2.75%), 01/31/2031	6,252	6,255
CoreLogic, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.50%), 06/02/2028	413,446	408,979
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.08% (3 mo. SOFR US + 3.75%), 04/09/2027	999,844	980,162
Dun & Bradstreet Corp., Senior Secured First Lien, 6.59% (1 mo. SOFR US + 2.25%), 01/18/2029	393,516	394,254
EAB Global, Inc., Senior Secured First Lien, 7.72% (1 mo. SOFR US + 3.25%), 08/16/2028	722,822	726,526
First Advantage Holdings LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 10/31/2031	746,000	754,859
Foundever Worldwide Corp., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.75%), 08/28/2028	860,253	582,821
Garda World Security Corp., Senior Secured First Lien, 7.90% (1 mo. SOFR US + 3.50%), 02/01/2029	550,186	553,283
Grant Thornton LLP/Chicago, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.25%), 05/30/2031	270,323	270,720
HomeServe USA Holding Corp., Senior Secured First Lien, 6.37% (1 mo. SOFR US + 2.00%), 10/21/2030	220,624	221,093
Isolved, Inc., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 10/15/2030	870,182	881,738
OMNIA Partners LLC, Senior Secured First Lien
7.37% (3 mo. SOFR US + 2.75%), 07/25/2030	526,079	529,320
7.37% (3 mo. SOFR US + 2.75%), 07/25/2030	93,776	94,354
Planet US Buyer LLC, Senior Secured First Lien, 7.52% (3 mo. SOFR US + 3.00%), 02/10/2031	792,020	799,817
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.75%), 12/15/2028	746,163	752,091
Saphilux Sarl, Senior Secured First Lien
7.93% (6 mo. SOFR US + 3.50%), 07/27/2028	602,744	608,018
7.93% (3 mo. SOFR US + 3.50%), 07/27/2028	1,511	1,524
Skopima Consilio Parent LLC, Senior Secured First Lien, 8.12%, 05/12/2028 (a)	327,060	328,696
Tempo Acquisition LLC, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 08/31/2028	405,604	407,632
VT Topco, Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 08/12/2030	600,923	605,859
		14,731,306

CONSTRUCTION & ENGINEERING - 1.3%
Amentum Holdings, Inc., Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 09/29/2031	552,000	550,733
American Residential Services LLC, Senior Secured First Lien, 8.23% (1 mo. SOFR US + 3.50%), 10/15/2027	847,454	855,929
Artera Services LLC, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 4.50%), 02/10/2031	369,494	366,902
Centuri Group, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.50%), 08/28/2028	982,397	988,360
Tecta America Corp., Senior Secured First Lien
8.83% (1 mo. SOFR US + 4.00%), 04/10/2028	676,399	680,907
8.84% (1 mo. SOFR US + 4.25%), 04/10/2028	210,338	211,739
		3,654,570

CONSUMER DISCRETIONARY - 2.3%
American Greetings Corp., Senior Secured First Lien, 10.11% (1 mo. SOFR US + 5.75%), 10/30/2029	274,113	276,462
Fugue Finance BV, Senior Secured First Lien, 7.73%, 01/30/2032 (a)	192,000	194,060
Fugue Finance LLC, Senior Secured First Lien
8.51% (3 mo. SOFR US + 4.00%), 01/26/2028	439,569	444,285
7.77% (1 mo. Term SOFR + 3.25%), 01/09/2032	413,000	417,432
Hanesbrands, Inc., Senior Secured First Lien, 8.11% (1 mo. SOFR US + 3.75%), 03/08/2030	286	288
Kodiak BP LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 12/04/2031	203,000	203,399
KUEHG Corp., Senior Secured First Lien, 7.84% (3 mo. SOFR US + 3.25%), 06/12/2030	248,564	251,427
Peloton Interactive, Inc., Senior Secured First Lien, 10.36% (1 mo. SOFR US + 6.00%), 05/30/2029	406,955	417,298
Prometric Holdings, Inc., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.75%), 01/31/2028	989,372	1,003,441
Renaissance Holdings Corp., Senior Secured First Lien, 8.36% (1 mo. SOFR US + 4.00%), 04/08/2030	1,207,775	1,206,350
Tory Burch LLC, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 3.25%), 04/17/2028	366,862	367,922
Wand NewCo 3, Inc., Senior Secured First Lien
7.61% (1 mo. SOFR US + 3.25%), 01/30/2031	609,156	612,409
7.61% (3 mo. SOFR US + 3.25%), 01/30/2031	366,658	368,616
Weber-Stephen Products LLC, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 3.25%), 10/29/2027	528,901	528,073
WW International, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.50%), 04/13/2028	240,686	54,876
		6,346,338

CONSUMER NON-DISCRETIONARY - 0.1%
Kronos Acquisition Holdings, Inc., Senior Secured First Lien, 8.58% (3 mo. SOFR US + 4.00%), 07/08/2031	278,303	263,518

ENVIRONMENTAL & FACILITIES SERVICES - 1.5%
Action Environmental Group, Inc., Senior Secured First Lien
8.08% (3 mo. SOFR US + 3.75%), 10/24/2030	960,684	972,692
8.10% (1 mo. SOFR US + 3.75%), 10/24/2030 (f)	47,429	48,022
8.12% (3 mo. SOFR US + 3.75%), 10/24/2030 (f)	47,429	48,021
Belfor Holdings, Inc., Senior Secured First Lien, 8.11% (1 mo. SOFR US + 3.75%), 11/04/2030	498,181	504,408
EnergySolutions LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 09/23/2030	300,926	302,995
GFL Environmental, Inc., Senior Secured First Lien, 6.61% (3 mo. SOFR US + 2.00%), 07/03/2031	498,268	499,826
JFL-Tiger Acquisition Co., Inc., Senior Secured First Lien, 8.34% (3 mo. SOFR US + 4.00%), 10/17/2030	498,259	502,773
Reworld Holding Corp., Senior Secured First Lien
7.02% (1 mo. SOFR US + 2.50%), 11/30/2028	205,663	206,306
7.02% (1 mo. SOFR US + 2.50%), 11/30/2028	11,295	11,330
Win Waste Innovations Holdings, Inc., Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.75%), 03/27/2028	1,163,323	1,139,812
		4,236,185

FINANCIALS: DIVERSIFIED - 4.9%
Armor Holdco, Inc., Senior Secured First Lien, 8.36% (1 mo. SOFR US + 3.75%), 12/11/2028	543,200	551,009
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.12% (1 mo. SOFR US + 1.75%), 06/22/2028	501,907	502,228
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 8.08% (1 mo. Term SOFR + 3.50%), 11/25/2031	751,000	758,108
Blackhawk Network Holdings, Inc., Senior Secured First Lien, 9.36% (1 mo. SOFR US + 5.00%), 03/12/2029	600,431	608,579
Boost Newco Borrower LLC, Senior Secured First Lien, 6.83% (3 mo. SOFR US + 2.50%), 01/31/2031	867,798	874,128
Castlelake Aviation One LLC, Senior Secured First Lien, 7.11% (3 mo. SOFR US + 2.75%), 10/22/2027	515,480	517,735
Citco Funding LLC, Senior Secured First Lien, 7.31% (6 mo. SOFR US + 2.75%), 04/27/2028	671,168	677,699
Corp. Service Co., Senior Secured First Lien
7.06% (1 mo. SOFR US + 2.50%), 11/03/2027	376,127	376,127
6.96% (1 mo. SOFR US + 2.50%), 11/05/2029	540,764	544,230
Edelman Financial Engines Center LLC, Senior Secured First Lien, 7.38% (1 mo. SOFR US + 3.00%), 04/07/2028	444,450	447,690
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.61% (1 mo. SOFR US + 5.25%), 10/06/2028	1,021,000	1,031,532
EIG Management Co. LLC, Senior Secured First Lien, 9.36% (1 mo. SOFR US + 5.00%), 05/17/2029	632,988	636,152
FNZ USA FinCo LLC, Senior Secured First Lien, 9.55% (3 mo. SOFR US + 5.00%), 11/05/2031	460,000	449,795
Focus Financial Partners LLC, Senior Secured First Lien
7.61% (1 mo. SOFR US + 3.25%), 09/17/2031	431,226	435,725
8.41% (1 mo. SOFR US + 3.25%), 09/17/2031 (f)	46,315	46,798
GEN II Fund Services LLC, Senior Secured First Lien, 7.08% (3 mo. SOFR US + 2.75%), 11/19/2031	295,000	296,844
June Purchaser LLC, Senior Secured First Lien
7.58% (3 mo. SOFR US + 3.25%), 11/28/2031	506,863	513,121
8.67% (1 mo. Term SOFR + 3.25%), 11/28/2031 (f)	82,391	83,408
Lakeland Holdings LLC, Senior Unsecured First Lien
8.00%, 09/27/2027	225,670	25,388
8.00%, 09/27/2027	107,661	12,112
NAB Holdings LLC, Senior Secured First Lien, 7.08% (3 mo. SOFR US + 2.75%), 11/24/2028	969,921	976,419
Neon Maple US Debt Mergersub, Inc., Senior Secured First Lien
7.44% (1 mo. SOFR US + 3.00%), 11/17/2031	346,560	347,699
7.44% (1 mo. SOFR US + 3.00%), 11/17/2031	124,299	124,708
7.44% (1 mo. SOFR US + 3.00%), 11/17/2031	32,140	32,246
Orbit Private Holdings I Ltd., Senior Secured First Lien, 8.13%, 12/11/2028 (a)	61,534	62,419
Osaic Holdings, Inc., Senior Secured First Lien, 8.09% (1 mo. Term SOFR + 3.50%), 08/16/2028	434,235	436,530
VFH Parent LLC, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 06/23/2031	499,517	502,249
WEX, Inc., Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 03/31/2028	690,323	690,568
Zelis Payments Buyer, Inc., Senior Secured First Lien
7.11% (1 mo. SOFR US + 2.75%), 09/28/2029	658,028	659,860
7.61% (1 mo. SOFR US + 3.25%), 11/26/2031	276,000	277,322
		13,498,428

FINANCIALS: INSURANCE - 4.1%
Acrisure LLC, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 02/15/2027	1,902,891	1,909,285
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 09/19/2031	247,942	248,887
AssuredPartners, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 02/14/2031	1,203,164	1,207,110
Asurion LLC, Senior Secured First Lien
7.84% (1 mo. SOFR US + 3.25%), 12/23/2026	970,049	970,500
8.92% (1 mo. Term SOFR + 4.25%), 08/21/2028	845,195	847,008
Asurion LLC, Senior Secured Second Lien, 9.84% (1 mo. SOFR US + 5.25%), 02/03/2028	865,867	848,243
Baldwin Insurance Group Holdings LLC, Senior Secured First Lien, 7.45%, 05/27/2031 (a)	295,000	297,398
BroadStreet Partners, Inc., Senior Secured First Lien
7.36% (1 mo. SOFR US + 3.00%), 06/13/2031	57,850	58,115
7.36% (1 mo. SOFR US + 3.00%), 06/16/2031	565,148	567,742
Goosehead Insurance Holdings LLC, Senior Secured First Lien, 7.94%, 12/11/2031 (a)	552,000	556,140
HUB International Ltd., Senior Secured First Lien, 7.37% (3 mo. SOFR US + 2.75%), 06/20/2030	1,242,087	1,251,179
Jones Deslauriers Insurance Management, Inc., Senior Secured First Lien, 7.82% (3 mo. SOFR US + 3.25%), 03/15/2030	486,182	488,917
TIH Insurance Holdings LLC, Senior Secured First Lien, 7.08% (3 mo. SOFR US + 2.75%), 05/06/2031	606,570	609,318
TIH Insurance Holdings LLC, Senior Secured Second Lien, 9.08% (3 mo. SOFR US + 4.75%), 05/06/2032	492,347	505,375
USI, Inc./NY, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 11/22/2029	936,448	921,964
		11,287,181

FOOD & BEVERAGE - 2.0%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 12/26/2028	722,328	727,222
Delivery Hero Finco LLC, Senior Secured First Lien, 9.52% (3 mo. SOFR US + 5.00%), 12/12/2029	2,097,134	2,111,992
Froneri US, Inc., Senior Secured First Lien
6.36% (1 mo. SOFR US + 2.00%), 09/29/2031	282,241	282,847
6.36% (1 mo. SOFR US + 2.00%), 09/29/2031	144,606	144,916
6.36% (1 mo. SOFR US + 2.00%), 09/29/2031	75,060	75,221
HLF Financing Sarl LLC, Senior Secured First Lien, 11.11% (1 mo. SOFR US + 6.75%), 04/12/2029	276,471	274,436
Pegasus Bidco BV, Senior Secured First Lien, 7.77% (3 mo. SOFR US + 3.25%), 07/12/2029	743,827	751,733
Saratoga Food Specialties LLC, Senior Secured First Lien, 8.14% (3 mo. SOFR US + 3.75%), 03/07/2029	482,917	485,935
Triton Water Holdings, Inc., Senior Secured First Lien, 8.10% (3 mo. SOFR US + 3.25%), 03/31/2028	812,960	820,382
		5,674,684

HEALTHCARE: EQUIPMENT & SUPPLIES - 2.2%
Azalea Topco, Inc., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 04/30/2031	500,652	502,688
Bausch + Lomb Corp., Senior Secured First Lien, 7.79% (1 mo. SOFR US + 3.25%), 05/10/2027	374,276	376,164
Covetrus, Inc., Senior Secured First Lien, 9.33% (3 mo. SOFR US + 5.00%), 10/15/2029	383,340	369,762
Gainwell Acquisition Corp., Senior Secured First Lien, 8.53% (3 mo. SOFR US + 4.00%), 10/01/2027	1,009,094	979,941
Insulet Corp., Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 08/04/2031	870,108	876,090
Medline Borrower LP, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 10/23/2028	2,090,223	2,099,963
PointClickCare Technologies, Inc., Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 11/03/2031	361,164	363,873
Waystar Technologies, Inc., Senior Secured First Lien, 6.77% (1 mo. Term SOFR + 2.25%), 10/22/2029	621,811	625,440
		6,193,921

HEALTHCARE: FACILITIES - 5.2%
ADMI Corp., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.75%), 12/23/2027	893,953	880,544
AHP Health Partners, Inc., Senior Secured First Lien, 7.32% (1 mo. Term SOFR + 2.75%), 08/24/2028	432,550	437,282
CHG Healthcare Services, Inc., Senior Secured First Lien
7.45% (1 mo. Term SOFR + 3.00%), 09/29/2028	160,917	161,699
8.54% (3 mo. SOFR US + 3.50%), 09/29/2028	272,688	275,300
Examworks Bidco, Inc., Senior Secured First Lien, 7.22% (1 mo. SOFR US + 2.75%), 11/01/2028	947,537	952,218
Global Medical Response, Inc., Senior Secured First Lien
9.11% (includes 0.75% PIK) (1 mo. SOFR US + 4.75%), 10/02/2028	2,048,818	2,058,427
9.11% (includes 0..75% PIK) (1 mo. SOFR US + 4.75%), 10/02/2028	21,279	21,379
HAH Group Holding Co. LLC, Senior Secured First Lien, 9.36% (1 mo. SOFR US + 5.00%), 09/24/2031	554,000	554,842
Hanger, Inc., Senior Secured First Lien
7.86% (1 mo. SOFR US + 3.50%), 10/23/2031	428,940	433,712
8.34% (1 mo. Term SOFR + 3.50%), 10/23/2031 (f)	41,293	41,752
Heartland Dental LLC, Senior Secured First Lien, 8.86% (1 mo. SOFR US + 4.50%), 04/28/2028	1,122,878	1,126,561
Hunter US Bidco, Inc., Senior Secured First Lien
8.78% (3 mo. SOFR US + 4.25%), 08/21/2028	199,502	197,632
8.78% (3 mo. SOFR US + 4.25%), 08/21/2028	175,552	173,907
Inception Finco Sarl, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 4.50%), 04/09/2031	567,150	572,042
LifePoint Health, Inc., Senior Secured First Lien, 7.96% (3 mo. SOFR US + 3.50%), 05/19/2031	839,238	842,125
Option Care Health, Inc., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 2.25%), 10/27/2028	371,887	374,444
Pacific Dental Services, Inc., Senior Secured First Lien, 7.13% (1 mo. SOFR US + 2.75%), 03/17/2031	476,400	480,271
Phoenix Newco, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 11/15/2028	743,747	749,790
Pluto Acquisition I, Inc., Senior Secured First Lien
9.84% (3 mo. SOFR US + 5.50%), 06/20/2028	90,065	92,204
9.84% (3 mo. SOFR US + 5.50%), 06/20/2028	1,801	1,844
Radnet Management, Inc., Senior Secured First Lien, 6.77% (3 mo. SOFR US + 2.25%), 04/18/2031	374,295	376,668
Select Medical Corp., Senior Secured First Lien, 7.28% (1 mo. SOFR US + 2.75%), 12/03/2031	363,479	365,144
Sonrava Health Co.-Borrower LLC, Senior Secured First Lien
11.93% (6 mo. SOFR US + 6.50%), 05/18/2028	115,109	115,828
6.43% (6 mo. SOFR US + 1.00%), 08/18/2028	4,655	1,996
6.43% (6 mo. SOFR US + 1.00%), 08/18/2028	133	57
Sotera Health Holdings LLC, Senior Secured First Lien, 7.84% (3 mo. SOFR US + 3.25%), 05/30/2031	646,380	648,807
Southern Veterinary Partners LLC, Senior Secured First Lien, 7.71% (3 mo. SOFR US + 3.25%), 12/04/2031	460,000	463,825
Surgery Center Holdings, Inc., Senior Secured First Lien, 7.09% (1 mo. SOFR US + 2.75%), 12/19/2030	619,848	625,420
US Fertility Enterprises LLC, Senior Secured First Lien
8.78% (6 mo. SOFR US + 4.50%), 10/14/2031	843,383	851,821
9.35% (3 mo. Term SOFR + 4.50%), 10/14/2031 (f)	38,336	38,719
US Radiology Specialists, Inc., Senior Secured First Lien, 9.08% (3 mo. SOFR US + 4.75%), 12/15/2027	524,430	528,559
		14,444,819

HEALTHCARE: LIFE SCIENCES - 0.8%
Cambrex Corp., Senior Secured First Lien, 8.06% (1 mo. SOFR US + 3.50%), 12/07/2026	273,523	273,865
Curia Global, Inc., Senior Secured First Lien, 8.54% (3 mo. SOFR US + 3.75%), 08/28/2026	1,051,282	1,008,027
Star Parent, Inc., Senior Secured First Lien, 8.33% (3 mo. SOFR US + 4.00%), 09/30/2030	891,627	872,568
		2,154,460

HEALTHCARE: MANAGED HEALTH CARE - 1.2%
Bella Holding Co. LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 05/10/2028	622,191	626,957
Charlotte Buyer, Inc., Senior Secured First Lien, 9.20% (1 mo. SOFR US + 4.75%), 02/11/2028	284,119	286,197
Cotiviti, Inc., Senior Secured First Lien, 7.30% (1 mo. SOFR US + 2.75%), 04/30/2031	1,466,355	1,476,443
Raven Acquisition Holdings LLC, Senior Secured First Lien
7.61% (1 mo. SOFR US + 3.25%), 11/20/2031	817,600	820,466
8.28% (1 mo. Term SOFR + 3.25%), 11/20/2031 (f)	58,400	58,605
		3,268,668

HEALTHCARE: PHARMA & BIOTECH - 2.1%
Dechra Pharmaceuticals Ltd., Senior Secured First Lien, 7.77%, 12/04/2031 (a)	295,000	296,752
Elanco Animal Health, Inc., Senior Secured First Lien, 6.50% (1 mo. SOFR US + 1.75%), 08/02/2027	997,313	997,273
Endo Finance Holdings, Inc., Senior Secured First Lien, 8.57% (1 mo. Term SOFR + 4.00%), 04/23/2031	748,081	754,440
Financiere Mendel SASU, Senior Secured First Lien, 7.77% (3 mo. SOFR US + 3.25%), 11/13/2030	666,960	672,239
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 6.89% (3 mo. SOFR US + 2.00%), 11/15/2027	840,375	838,328
Jazz Financing Lux Sarl, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 05/05/2028	1,365,558	1,370,679
Organon & Co., Senior Secured First Lien, 6.62% (1 mo. Term SOFR + 2.25%), 05/19/2031	601,940	604,700
Padagis LLC, Senior Secured First Lien, 9.86% (3 mo. SOFR US + 4.75%), 07/06/2028	266,243	247,383
		5,781,794

INDUSTRIAL MACHINERY - 3.6%
AI Aqua Merger Sub, Inc., Senior Secured First Lien
7.52% (1 mo. Term SOFR + 3.00%), 07/31/2028	178,195	178,568
8.05% (1 mo. SOFR US + 3.50%), 07/31/2028	1,143,207	1,145,596
AZZ, Inc., Senior Secured First Lien
6.86% (1 mo. SOFR US + 2.50%), 05/14/2029	290,645	292,151
6.86% (1 mo. SOFR US + 2.50%), 05/14/2029	189,405	190,386
Chart Industries, Inc., Senior Secured First Lien, 7.09% (3 mo. SOFR US + 2.50%), 03/18/2030	375,236	377,191
Columbus McKinnon Corp./NY, Senior Secured First Lien, 6.83% (3 mo. SOFR US + 2.50%), 05/15/2028	510,808	514,639
Crosby US Acquisition Corp., Senior Secured First Lien, 8.07% (1 mo. SOFR US + 3.50%), 08/16/2029	497,127	502,847
Dynamo US Bidco, Inc., Senior Secured First Lien, 8.26% (3 mo. SOFR US + 4.00%), 09/25/2031	369,773	373,933
Emrld Borrower LP, Senior Secured First Lien, 7.07% (3 mo. Term SOFR + 2.50%), 08/04/2031	243,091	244,357
Gates Global LLC, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 11/16/2029	515,143	516,832
John Bean Technologies Corp., Senior Secured First Lien, 7.35% (1 mo. Term SOFR + 2.25%), 10/09/2031	248,564	250,428
Jupiter Buyer, Inc., Senior Secured First Lien
9.30% (1 mo. SOFR US + 4.75%), 11/03/2031	374,815	377,919
9.60% (1 mo. Term SOFR + 4.75%), 11/03/2031 (f)	43,248	43,606
Madison IAQ LLC, Senior Secured First Lien, 8.00% (6 mo. SOFR US + 2.75%), 06/21/2028	498,226	500,640
Madison Safety & Flow LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 09/26/2031	360,261	363,357
Oregon Tool Holdings, Inc., Senior Secured First Lien, 8.70% (3 mo. SOFR US + 4.00%), 10/16/2028	406,517	240,573
PG Polaris BidCo Sarl, Senior Secured First Lien
7.33% (3 mo. SOFR US + 3.00%), 03/24/2031	405,945	409,793
7.33% (3 mo. SOFR US + 3.00%), 03/24/2031	132,705	133,963
Pro Mach Group, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 08/31/2028	495,884	500,843
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.19% (1 mo. Term SOFR + 2.75%), 11/23/2029	533,911	535,913
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	551,184	555,871
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	316,614	319,307
Verde Purchaser LLC, Senior Secured First Lien, 9.10% (3 mo. SOFR US + 4.50%), 11/29/2030	491,864	494,016
Vertiv Group Corp., Senior Secured First Lien, 6.19% (1 mo. SOFR US + 1.75%), 03/02/2027	563,013	564,421
WEC US Holdings, Inc., Senior Secured First Lien, 6.80% (1 mo. SOFR US + 2.25%), 01/27/2031	411,346	412,181
		10,039,331

LEISURE: CASINOS & GAMING - 3.0%
888 Acquisitions LLC, Senior Secured First Lien, 9.60% (6 mo. SOFR US + 5.25%), 07/03/2028	879,790	851,474
Allwyn Entertainment Financing US LLC, Senior Secured First Lien, 6.91% (3 mo. SOFR US + 2.25%), 06/30/2031	573,124	578,319
Aristocrat Technologies, Inc., Senior Secured First Lien, 6.78% (3 mo. SOFR US + 2.25%), 05/24/2029	224,143	225,515
Bally's Corp., Senior Secured First Lien, 8.40% (3 mo. SOFR US + 3.25%), 10/02/2028	731,854	693,985
Caesars Entertainment, Inc., Senior Secured First Lien
6.71% (1 mo. SOFR US + 2.25%), 02/06/2030	586,443	587,662
6.61% (1 mo. SOFR US + 2.25%), 02/06/2031	275,481	276,427
Churchill Downs, Inc., Senior Secured First Lien, 6.67% (1 mo. Term SOFR + 2.00%), 03/17/2028	602,689	604,196
Entain Holdings Gibraltar Ltd., Senior Secured First Lien, 7.03% (3 mo. SOFR US + 2.50%), 03/16/2027	1,340,043	1,345,624
Everi Holdings, Inc., Senior Secured First Lien, 7.09% (1 mo. SOFR US + 2.50%), 08/03/2028	434,388	435,986
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 01/29/2029	482,626	485,015
Flutter Financing BV, Senior Secured First Lien, 6.08% (3 mo. SOFR US + 1.75%), 11/25/2030	994,134	993,205
Great Canadian Gaming Corp., Senior Secured First Lien, 9.09% (3 mo. SOFR US + 4.75%), 11/01/2029	375,235	375,470
Ontario Gaming GTA LP, Senior Secured First Lien, 8.58% (3 mo. SOFR US + 4.25%), 08/01/2030	730,620	733,035
		8,185,913

LEISURE: HOTELS - 1.9%
Alterra Mountain Co., Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 08/17/2028	623,799	628,674
Carnival Corp., Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 10/18/2028	1,742,335	1,757,040
Herschend Entertainment Co. LLC, Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 08/28/2028	785,550	790,460
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien
6.97% (1 mo. SOFR US + 2.50%), 08/02/2028	292,955	294,402
6.72% (1 mo. SOFR US + 2.25%), 01/17/2031	97,561	97,996
Sabre GLBL, Inc., Senior Secured First Lien
8.81% (1 mo. SOFR US + 4.25%), 06/30/2028	99,818	97,448
9.56% (1 mo. SOFR US + 5.00%), 06/30/2028	113,404	111,065
10.61% (1 mo. Term SOFR + 6.00%), 11/15/2029	564,256	562,845
10.69% (1 mo. Term SOFR + 6.00%), 11/15/2029	52,570	51,519
Travel + Leisure Co., Senior Secured First Lien, 6.93% (3 mo. SOFR US + 2.50%), 12/14/2029	372,845	374,439
TripAdvisor, Inc., Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 07/08/2031	374,297	377,292
		5,143,180

LEISURE: RESTAURANTS - 0.7%
BCPE Grill Parent, Inc., Senior Secured First Lien, 9.11% (1 mo. SOFR US + 4.75%), 09/30/2030	265,320	260,885
IRB Holding Corp., Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 12/15/2027	996,644	998,862
Tacala Investment Corp., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 01/31/2031	524,047	528,959
Whatabrands LLC, Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 08/03/2028	274,004	274,992
		2,063,698

MEDIA: BROADCASTING - 0.3%
Hubbard Radio LLC, Senior Secured First Lien, 8.86% (1 mo. SOFR US + 4.50%), 09/30/2027	319,322	218,735
Learfield Communications LLC, Senior Secured First Lien, 9.36% (1 mo. SOFR US + 5.00%), 06/30/2028	372,845	376,993
Univision Communications, Inc., Senior Secured First Lien, 8.58% (3 mo. SOFR US + 4.25%), 06/25/2029	242,469	243,910
		839,638

MEDIA: CABLE & SATELLITE - 2.6%
Charter Communications Operating LLC, Senior Secured First Lien
6.78% (3 mo. SOFR US + 2.25%), 11/21/2031	924,683	923,781
6.78% (1 mo. SOFR US + 2.25%), 11/21/2031	2,318	2,315
Connect Finco Sarl, Senior Secured First Lien
7.86% (1 mo. SOFR US + 3.50%), 12/11/2026	859,910	853,194
8.86% (1 mo. SOFR US + 4.50%), 09/27/2029	447,254	393,957
Coral-US Co.-Borrower LLC, Senior Secured First Lien, 7.19% (1 mo. SOFR US + 2.25%), 01/31/2028	1,006,205	1,003,629
CSC Holdings LLC, Senior Secured First Lien, 8.90% (1 mo. SOFR US + 4.50%), 01/18/2028	893,873	878,726
Directv Financing LLC, Senior Secured First Lien, 10.11% (3 mo. SOFR US + 5.00%), 08/02/2027	722,328	726,008
Iridium Satellite LLC, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 09/20/2030	915,621	913,332
Telenet Financing USD LLC, Senior Secured First Lien, 6.63% (1 mo. SOFR US + 2.00%), 04/28/2028	454,863	443,573
Virgin Media Bristol LLC, Senior Secured First Lien, 7.13% (1 mo. SOFR US + 2.50%), 01/31/2028	630,000	626,652
WideOpenWest Finance LLC, Senior Secured First Lien, 7.66%, 12/11/2028 (a)	465,000	418,502
		7,183,669

MEDIA: DIVERSIFIED - 1.7%
Abe Investment Holdings, Inc., Senior Secured First Lien, 8.95% (6 mo. SOFR US + 4.50%), 02/19/2026	771,010	770,046
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien, 6.59% (1 mo. SOFR US + 2.25%), 12/21/2028	741,442	745,265
Indy US Bidco LLC, Senior Secured First Lien
8.34% (1 mo. SOFR US + 3.75%), 03/06/2028	308,099	308,484
8.34% (1 mo. SOFR US + 3.75%), 03/06/2028	178,262	178,485
Indy US Holdco LLC, Senior Secured First Lien
9.11% (1 mo. SOFR US + 4.75%), 03/06/2028	515,297	520,450
9.11% (1 mo. SOFR US + 4.75%), 03/06/2028	386,443	390,308
McGraw-Hill Education, Inc., Senior Secured First Lien, 8.33% (3 mo. SOFR US + 4.00%), 08/06/2031	834,166	844,680
Neptune Bidco US, Inc., Senior Secured First Lien, 9.61% (3 mo. SOFR US + 4.75%), 10/11/2028	930,691	836,794
		4,594,512

MEDIA: ENTERTAINMENT - 3.1%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien
8.08% (3 mo. SOFR US + 3.75%), 03/08/2030	932,171	919,741
8.08% (3 mo. SOFR US + 3.75%), 03/08/2030	472,022	465,727
Creative Artists Agency LLC, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 10/01/2031	763,268	767,878
Crown Finance US, Inc., Senior Secured First Lien, 9.80% (1 mo. SOFR US + 5.25%), 12/02/2031	492,000	492,846
Delta 2 Lux Sarl, Senior Secured First Lien
6.33% (3 mo. SOFR US + 2.00%), 09/19/2031	206,333	207,133
7.20% (3 mo. Term SOFR + 2.00%), 09/19/2031	102,667	103,065
Hoya Midco LLC, Senior Secured First Lien, 7.59% (3 mo. SOFR US + 3.00%), 02/05/2029	872,560	882,377
Live Nation Entertainment, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 1.75%), 10/19/2026	665,896	666,395
Playtika Holding Corp., Senior Secured First Lien, 7.55% (1 mo. Term SOFR + 2.75%), 03/13/2028	845,151	848,717
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.11% (1 mo. SOFR US + 4.75%), 03/15/2030	1,091,492	1,095,585
UFC Holdings LLC, Senior Secured First Lien, 6.77% (3 mo. SOFR US + 2.25%), 11/21/2031	1,065,231	1,072,432
William Morris Endeavor Entertainment LLC, Senior Secured First Lien
7.34% (1 mo. SOFR US + 2.75%), 05/19/2025	584,657	586,776
7.34% (1 mo. SOFR US + 2.75%), 05/19/2025	278,161	279,169
7.34% (1 mo. SOFR US + 2.75%), 05/19/2025	53,372	53,566
7.34% (1 mo. SOFR US + 2.75%), 05/19/2025	25,393	25,485
		8,466,892

METALS & MINING - 0.6%
Arsenal AIC Parent LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 08/19/2030	273,229	275,893
Grinding Media, Inc., Senior Secured First Lien
8.02% (3 mo. SOFR US + 3.50%), 10/12/2028	1,073,337	1,080,045
8.02% (3 mo. SOFR US + 3.50%), 10/12/2028	299,881	301,756
		1,657,694

MIDSTREAM: STORAGE & TRANSPORT - 1.6%
Brazos Delaware II LLC, Senior Secured First Lien, 8.25% (6 mo. SOFR US + 3.50%), 02/11/2030	267,975	270,174
CPPIB OVM Member US LLC, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 08/20/2031	417,953	421,219
ITT Holdings LLC, Senior Secured First Lien, 7.21% (1 mo. SOFR US + 2.75%), 10/11/2030	746,201	751,704
NGP XI Midstream Holdings LLC, Senior Secured First Lien, 8.33% (3 mo. SOFR US + 4.00%), 07/25/2031	726,958	734,228
Northriver Midstream Finance LP, Senior Secured First Lien, 6.86% (3 mo. SOFR US + 2.25%), 08/16/2030	728,968	731,203
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 7.63% (1 mo. SOFR US + 3.00%), 10/05/2028	991,750	999,109
TransMontaigne Operating Co. LP, Senior Secured First Lien
7.72% (1 mo. SOFR US + 3.25%), 11/17/2028	209,208	211,283
7.72% (1 mo. SOFR US + 3.25%), 11/17/2028	209,208	211,283
7.72% (1 mo. SOFR US + 3.25%), 11/17/2028	64,207	64,844
		4,395,047

OIL & GAS: E&P - 0.2%
Discovery Energy Holding Corp., Senior Secured First Lien, 8.11% (3 mo. SOFR US + 3.75%), 05/02/2031	456,484	456,628

OIL & GAS: EQUIPMENT & SERVICES - 0.3%
MRC Global US, Inc., Senior Secured First Lien, 7.93% (6 mo. SOFR US + 3.50%), 10/29/2031	424,000	429,300
Star Holding LLC, Senior Secured First Lien, 8.86% (1 mo. SOFR US + 4.50%), 07/31/2031	374,297	374,024
		803,324

PACKAGING - 1.8%
LABL, Inc., Senior Secured First Lien, 9.56% (1 mo. SOFR US + 5.00%), 10/30/2028	255,076	247,264
M2S Group Intermediate Holdings, Inc., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 4.75%), 08/27/2031	766,954	742,032
Magnera Corp., Senior Secured First Lien, 8.76% (3 mo. SOFR US + 4.25%), 11/04/2031	1,240,000	1,244,390
Mauser Packaging Solutions Holding Co., Senior Secured First Lien, 7.59% (1 mo. SOFR US + 3.00%), 04/16/2027	819,893	826,555
Pregis TopCo LLC, Senior Secured First Lien, 8.36% (1 mo. SOFR US + 4.00%), 07/31/2026	517,750	521,773
Ranpak BV, Senior Secured First Lien, 8.88%, 12/12/2031 (a)	92,098	92,213
Ranpak Corp., Senior Secured First Lien, 8.88%, 12/12/2031 (a)	143,902	144,082
Sabert Corp., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.00%), 12/10/2026	342,263	345,044
Trident TPI Holdings, Inc., Senior Secured First Lien, 8.19% (1 mo. SOFR US + 3.75%), 09/18/2028	906,093	915,357
		5,078,710

REAL ESTATE: MANAGEMENT - 0.2%
Greystar Real Estate Partners LLC, Senior Secured First Lien, 7.09% (1 mo. SOFR US + 2.75%), 08/21/2030	541,177	545,913

RETAIL: FOOD & DRUG - 0.4%
JP Intermediate B LLC, Senior Secured First Lien, 14.00% (Prime Rate + 6.50%), 11/22/2027	447,191	25,993
TKC Holdings, Inc., Senior Secured First Lien, 9.36% (1 mo. SOFR US + 5.00%), 05/15/2028	1,085,342	1,099,593
		1,125,586

RETAILING - 2.8%
Belron Finance 2019 LLC, Senior Secured First Lien, 7.27% (3 mo. SOFR US + 2.75%), 10/16/2031	1,046,378	1,057,663
Great Outdoors Group LLC, Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.75%), 03/06/2028	746,153	751,189
Harbor Freight Tools USA, Inc., Senior Secured First Lien
6.86% (1 mo. SOFR US + 2.50%), 06/11/2031	915,154	903,889
7.24% (3 mo. SOFR US + 2.50%), 06/11/2031	122,246	120,741
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 05/04/2028	600,431	605,216
Michaels Cos., Inc., Senior Secured First Lien, 9.10% (3 mo. SOFR US + 4.25%), 04/17/2028	575,993	466,388
Peer Holding III BV, Senior Secured First Lien
7.58% (3 mo. SOFR US + 3.25%), 10/28/2030	743,817	749,704
7.33% (3 mo. SOFR US + 3.00%), 07/01/2031	248,564	250,272
Petco Health & Wellness Co., Inc., Senior Secured First Lien, 8.10% (3 mo. SOFR US + 3.25%), 03/06/2028	230,000	223,914
PetSmart LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 02/14/2028	1,385,004	1,382,116
RH, Senior Secured First Lien, 7.81% (1 mo. SOFR US + 3.25%), 10/20/2028	760,826	759,875
Staples, Inc., Senior Secured First Lien, 10.18% (3 mo. SOFR US + 5.75%), 09/10/2029	528,198	506,164
		7,777,131

TECHNOLOGY HARDWARE - 0.8%
Coherent Corp., Senior Secured First Lien, 6.45% (1 mo. Term SOFR + 2.00%), 07/02/2029	287,582	288,780
CommScope, Inc., Senior Secured First Lien, 9.88%, 12/18/2029 (a)	617,000	625,872
Fortress Intermediate 3, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 06/27/2031	272,318	273,510
MKS Instruments, Inc., Senior Secured First Lien, 6.59% (1 mo. SOFR US + 2.25%), 08/17/2029	272,674	273,825
World Wide Technology Holding Co. LLC, Senior Secured First Lien, 6.69% (1 mo. SOFR US + 2.25%), 03/01/2030	662,451	664,936
		2,126,923

TECHNOLOGY: SOFTWARE & SERVICES - 14.4%
Access CIG LLC, Senior Secured First Lien, 9.59% (3 mo. SOFR US + 5.00%), 08/18/2028	1,323,233	1,337,762
AthenaHealth Group, Inc., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 02/15/2029	741,268	744,577
Barracuda Networks, Inc., Senior Secured First Lien, 9.09% (6 mo. SOFR US + 4.50%), 08/15/2029	803,577	745,471
Barracuda Networks, Inc., Senior Secured Second Lien, 11.59% (3 mo. SOFR US + 7.00%), 08/15/2030	461,277	372,050
Boxer Parent Co., Inc., Senior Secured First Lien, 8.34% (3 mo. SOFR US + 3.75%), 07/30/2031	685,020	691,521
Boxer Parent Co., Inc., Senior Secured Second Lien, 10.34% (3 mo. SOFR US + 5.75%), 07/30/2032	535,770	528,629
CCC Intelligent Solutions, Inc., Senior Secured First Lien, 6.84% (1 mo. SOFR US + 2.25%), 09/21/2028	482,623	485,338
Central Parent LLC, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 07/06/2029	551,558	544,975
Cloud Software Group, Inc., Senior Secured First Lien
7.83% (3 mo. SOFR US + 3.50%), 03/29/2029	2,092,086	2,100,883
7.83% (1 mo. SOFR US + 3.50%), 03/29/2029	5,243	5,265
8.31% (1 mo. SOFR US + 3.75%), 03/24/2031	471,000	473,103
Clover Holdings 2 LLC, Senior Secured First Lien, 8.43% (3 mo. SOFR US + 4.00%), 12/09/2031	849,661	860,282
ConnectWise LLC, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.50%), 09/29/2028	1,368,353	1,379,047
Dcert Buyer, Inc., Senior Secured First Lien, 8.36% (1 mo. SOFR US + 4.00%), 10/16/2026	761,622	733,599
E2open LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.50%), 02/04/2028	1,333,528	1,341,582
Ensono, Inc., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 4.00%), 05/30/2028	872,498	873,353
Flexera Software LLC, Senior Secured First Lien, 7.35% (3 mo. SOFR US + 3.00%), 03/03/2028	1,359,710	1,370,547
Gen Digital, Inc., Senior Secured First Lien, 6.32% (1 mo. Term SOFR + 1.75%), 09/12/2029	348,652	347,974
Genesys Cloud Services Holdings II LLC, Senior Secured First Lien
7.36% (1 mo. SOFR US + 3.00%), 12/01/2027	690,127	696,783
7.36% (1 mo. SOFR US + 3.00%), 12/01/2027	223,124	225,276
Informatica LLC, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 10/30/2028	371,889	374,214
Jaggaer LLC, Senior Secured First Lien, 7.69% (3 mo. SOFR US + 3.25%), 12/08/2031	248,564	250,817
Leia Finco US LLC, Senior Secured First Lien, 7.89% (3 mo. SOFR US + 3.25%), 10/09/2031	678,408	678,618
Leia Finco US LLC, Senior Secured Second Lien, 9.89% (3 mo. SOFR US + 5.25%), 10/12/2032	281,000	279,126
Marcel Bidco LLC, Senior Secured First Lien, 7.81% (SOFR + 3.50%), 11/13/2030	768,644	780,173
McAfee Corp., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.00%), 03/01/2029	1,035,616	1,026,313
MH Sub I LLC, Senior Secured First Lien
8.82% (1 mo. SOFR US + 4.25%), 05/03/2028	1,252,378	1,254,445
8.76% (1 mo. Term SOFR + 4.25%), 12/11/2031	45,180	44,855
MH Sub I LLC, Senior Secured Second Lien, 10.82% (1 mo. SOFR US + 6.25%), 02/23/2029	258,124	256,242
Modena Buyer LLC, Senior Secured First Lien, 8.86% (1 mo. SOFR US + 4.50%), 07/01/2031	1,283,449	1,246,318
Mosel Bidco SE, Senior Secured First Lien
8.83% (3 mo. SOFR US + 4.50%), 09/16/2030	704,227	713,029
8.83% (3 mo. SOFR US + 4.50%), 09/16/2030	495,023	501,210
N-Able International Holdings II LLC, Senior Secured First Lien, 7.79% (3 mo. SOFR US + 2.75%), 07/19/2028	496,328	500,670
Optiv Parent, Inc., Senior Secured First Lien, 9.87% (3 mo. SOFR US + 5.25%), 08/03/2026	889,232	739,174
Peraton Corp., Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 02/01/2028	1,594,700	1,487,887
Peraton Corp., Senior Secured Second Lien, 12.46% (3 mo. SOFR US + 7.75%), 02/01/2029	148,182	121,293
Plano HoldCo, Inc., Senior Secured First Lien, 7.83% (3 mo. SOFR US + 3.50%), 10/02/2031	971,000	980,710
Polaris Newco LLC, Senior Secured First Lien, 8.96% (3 mo. SOFR US + 4.00%), 06/05/2028	1,688,015	1,693,189
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien
7.58% (3 mo. SOFR US + 3.25%), 10/28/2030	683,172	688,402
7.84% (1 mo. Term SOFR + 3.25%), 10/28/2030	321,000	323,457
Proofpoint, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 08/31/2028	1,118,110	1,124,824
Quartz Acquireco LLC, Senior Secured First Lien, 7.08% (3 mo. SOFR US + 2.75%), 06/28/2030	520,413	524,966
RealPage, Inc., Senior Secured First Lien
7.70% (3 mo. SOFR US + 3.00%), 04/24/2028	1,116,013	1,115,444
8.08% (3 mo. SOFR US + 3.75%), 04/24/2028	266,000	267,580
Rithum Holdings, Inc., Senior Secured First Lien
9.05% (3 mo. SOFR US + 4.00%), 12/02/2027	717,489	682,063
11.15% (3 mo. SOFR US + 6.25%), 12/29/2027	522,086	513,818
Rocket Software, Inc., Senior Secured First Lien, 8.82% (1 mo. SOFR US + 4.25%), 11/28/2028	623,799	629,220
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 7.59% (3 mo. SOFR US + 3.00%), 02/24/2028	619,855	624,359
Skopima Consilio Parent LLC, Senior Secured First Lien, 8.80% (1 mo. SOFR US + 4.00%), 05/17/2028	545,302	548,029
SolarWinds Holdings, Inc., Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 02/05/2030	499,517	502,744
Sovos Compliance LLC, Senior Secured First Lien, 9.09% (1 mo. SOFR US + 4.50%), 08/14/2028	329,231	332,055
UKG, Inc., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.00%), 02/10/2031	1,775,080	1,789,822
VS Buyer LLC, Senior Secured First Lien, 7.12% (1 mo. SOFR US + 2.75%), 04/14/2031	981,130	989,714
Zuora, Inc., Senior Secured First Lien, 7.88%, 12/13/2031 (a)	295,000	294,263
		39,737,060

TELECOM SERVICES: DIVERSIFIED - 3.0%
Altice France SA, Senior Secured First Lien, 10.16% (3 mo. SOFR US + 5.50%), 08/31/2028	915,383	737,570
Cincinnati Bell, Inc., Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 11/24/2028	1,742,335	1,754,775
Consolidated Communications, Inc., Senior Secured First Lien, 8.19% (1 mo. Term SOFR + 3.50%), 10/04/2027	982,903	974,652
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 4.00%), 01/30/2031	677,974	689,839
Frontier Communications Holdings LLC, Senior Secured First Lien, 8.76% (3 mo. SOFR US + 3.50%), 07/01/2031	821,940	833,242
Level 3 Financing, Inc., Senior Secured First Lien, 11.13% (1 mo. Term SOFR + 6.56%), 04/16/2029	733,741	749,424
Lumen Technologies, Inc., Senior Secured First Lien
6.94% (1 mo. SOFR US + 2.35%), 04/16/2029	263,486	248,290
6.94% (1 mo. SOFR US + 2.35%), 04/15/2030	263,486	246,067
Radiate Holdco LLC, Senior Secured First Lien, 7.84% (1 mo. SOFR US + 3.25%), 09/25/2026	640,827	562,140
Voyage Australia Pty Ltd., Senior Secured First Lien, 8.64% (3 mo. SOFR US + 3.50%), 07/20/2028	465,368	468,567
Windstream Services LLC, Senior Secured First Lien, 9.31% (1 mo. SOFR US + 4.75%), 10/06/2031	370,455	376,012
Zayo Group Holdings, Inc., Senior Secured First Lien, 8.61% (1 mo. SOFR US + 4.25%), 03/09/2027	807,477	760,494
		8,401,072

TELECOM SERVICES: WIRELESS - 0.3%
CCI Buyer, Inc., Senior Secured First Lien, 8.33% (3 mo. SOFR US + 4.00%), 12/17/2027	991,679	993,890

TRANSPORTATION - 1.2%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 9.89% (3 mo. SOFR US + 4.75%), 04/20/2028	373,695	384,269
Avis Budget Car Rental LLC, Senior Secured First Lien, 6.34% (1 mo. SOFR US + 1.75%), 08/06/2027	834,627	827,115
Carriage Purchaser, Inc., Senior Secured First Lien, 8.47% (1 mo. SOFR US + 4.00%), 09/29/2028	411,968	413,813
Cubic Corp., Senior Secured First Lien
9.29% (3 mo. SOFR US + 4.25%), 05/25/2028	937,520	634,467
9.29% (3 mo. SOFR US + 4.25%), 05/25/2028	199,345	134,907
Lasership, Inc., Senior Secured First Lien, 9.54% (3 mo. SOFR US + 4.50% + 0.11% PIK), 08/10/2029	395,475	139,405
WWEX Uni Topco Holdings LLC, Senior Secured First Lien, 8.33% (3 mo. SOFR US + 4.00%), 07/26/2028	824,888	830,960
		3,364,936

UTILITIES: POWER - 2.2%
Alpha Generation LLC, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 09/30/2031	360,261	363,233
Calpine Corp., Senior Secured First Lien
6.11% (1 mo. SOFR US + 1.75%), 12/16/2027	266,000	265,427
6.27%, 02/16/2032 (a)	427,000	426,080
Cornerstone Generation LLC, Senior Secured First Lien, 7.95% (1 mo. Term SOFR + 3.25%), 10/28/2031	492,129	497,050
Eastern Power LLC, Senior Secured First Lien, 9.61% (1 mo. SOFR US + 5.25%), 10/02/2025	369,081	368,505
Lightning Power LLC, Senior Secured First Lien, 7.74% (3 mo. SOFR US + 3.25%), 08/18/2031	831,915	842,430
Lightstone Holdco LLC, Senior Secured First Lien
10.34% (3 mo. SOFR US + 5.75%), 01/29/2027	930,059	942,266
10.34% (3 mo. SOFR US + 5.75%), 01/29/2027	52,500	53,189
Talen Energy Supply LLC, Senior Secured First Lien, 7.02% (1 mo. SOFR US + 2.50%), 12/15/2031	296,000	297,480
Vistra Zero Operating Co. LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.00%), 04/30/2031	323,375	324,554
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 9.08% (3 mo. SOFR US + 4.75%), 06/27/2029	1,116,203	1,113,412
WaterBridge NDB Operating LLC, Senior Secured First Lien, 8.52% (3 mo. SOFR US + 4.00%), 05/10/2029	519,698	525,963
		6,019,589
TOTAL BANK LOANS (Cost $241,460,824)		241,420,472

CORPORATE BONDS - 8.6% (g)
AEROSPACE & DEFENSE - 0.2%
Bombardier, Inc.
7.13%, 06/15/2026 (b)	176,000	177,421
7.88%, 04/15/2027 (b)	397,000	397,829
		575,250

AUTOMOTIVE - 0.5%
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/2027 (b)	1,350,000	1,354,360

BUILDING PRODUCTS - 0.2%
Standard Industries, Inc./NY, 3.38%, 01/15/2031 (b)	600,000	514,938

CHEMICALS - 0.1%
Olympus Water US Holding Corp., 7.13%, 10/01/2027 (b)	200,000	203,753
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.13%, 04/01/2029 (b)	238,000	147,321
		351,074

COMMERCIAL SERVICES - 0.2%
OPENLANE, Inc., 5.13%, 06/01/2025 (b)	424,000	423,276

FINANCIALS: THRIFTS & MORTGAGES - 0.1%
Freedom Mortgage Corp., 6.63%, 01/15/2027 (b)	278,000	278,339

HEALTHCARE: FACILITIES - 1.3%
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027 (b)	560,000	538,066
Fresenius Medical Care US Finance III, Inc., 2.38%, 02/16/2031 (b)	925,000	761,497
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (b)	1,006,000	979,739
Tenet Healthcare Corp., 6.25%, 02/01/2027	1,311,000	1,311,022
		3,590,324

HEALTHCARE: PHARMA & BIOTECH - 0.5%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028 (b)	581,000	546,323
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	765,000	735,748
		1,282,071

HEALTHCARE: REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	1,270,000	801,487

INDUSTRIAL MACHINERY - 0.2%
VOC Escrow Ltd., 5.00%, 02/15/2028 (b)	418,000	408,892

LEISURE: CASINOS & GAMING - 1.0%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029 (b)	440,000	453,764
International Game Technology PLC, 4.13%, 04/15/2026 (b)	1,095,000	1,079,720
Light & Wonder International, Inc., 7.00%, 05/15/2028 (b)	404,000	405,182
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (b)	561,000	440,932
5.88%, 09/01/2031 (b)	562,000	409,338
		2,788,936

LEISURE: HOTELS - 1.1%
NCL Corp. Ltd., 8.38%, 02/01/2028 (b)	444,000	464,580
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028 (b)	548,000	536,661
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026 (b)	421,000	420,893
Sabre GLBL, Inc., 10.75%, 11/15/2029 (b)	1,643,000	1,701,149
		3,123,283

LEISURE: RESTAURANTS - 0.2%
CEC Entertainment LLC, 6.75%, 05/01/2026 (b)	660,000	655,537

MEDIA: ENTERTAINMENT - 0.1%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027 (b)	393,000	397,674

METALS & MINING - 0.0%(c)
GrafTech Finance, Inc., 4.63%, 12/23/2029 (b)(d)	127,000	102,933

MIDSTREAM: STORAGE & TRANSPORT - 0.5%
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (b)	290,000	292,917
3.88%, 11/01/2033 (b)	510,000	438,515
Venture Global LNG, Inc., 8.13%, 06/01/2028 (b)	712,000	741,230
		1,472,662

OIL & GAS: EQUIPMENT & SERVICES - 0.1%
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028 (b)	394,829	394,524

TECHNOLOGY HARDWARE - 0.4%
Entegris, Inc., 4.75%, 04/15/2029 (b)	1,005,000	963,169

TECHNOLOGY: SOFTWARE & SERVICES - 1.1%
Elastic NV, 4.13%, 07/15/2029 (b)	844,000	783,250
Gen Digital, Inc., 5.00%, 04/15/2025 (b)	2,220,000	2,217,697
		3,000,947

TELECOM SERVICES: DIVERSIFIED - 0.4%
Iliad Holding SASU
7.00%, 10/15/2028 (b)	400,000	405,686
7.00%, 04/15/2032 (b)	641,000	645,044
		1,050,730

UTILITIES: PROPANE - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/2025	146,000	145,265
TOTAL CORPORATE BONDS (Cost $24,139,622)		23,675,671

EXCHANGE TRADED FUNDS - 1.6% (g)	Shares
Invesco Senior Loan ETF	213,500	4,498,445
TOTAL EXCHANGE TRADED FUNDS (Cost $4,512,410)		4,498,445

SHORT-TERM INVESTMENTS - 11.1% (g)
Money Market Funds - 11.1%
First American Government Obligations Fund - Class X, 4.41% (e)	30,766,470	30,766,470
TOTAL SHORT-TERM INVESTMENTS (Cost $30,766,470)		30,766,470

TOTAL INVESTMENTS - 108.6% (Cost $300,879,326)		300,361,058
Liabilities in Excess of Other Assets - (8.6)%		(23,812,276)
TOTAL NET ASSETS - 100.0%		$276,548,782
two		–%

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc.  Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

BV - Besloten Vennootschap
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SASU - Société par Actions Simplifiiée
SCA - Svenska Cellulosa Aktiebolaget
SE - Societas Europeae
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $20,682,149 or 7.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $102,933 or 0.0% of net assets as of December 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)	All or a portion of the loan is unfunded.
(g)	All or a portion is posted as collateral for delayed settlement securities.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Shenkman Capital Floating Rate High Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$–	$241,420,472	$–	$241,420,472
Corporate Bonds	–	23,572,738	102,933	23,675,671
Exchange Traded Funds	4,498,445	–	–	4,498,445
Money Market Funds	30,766,470	–	–	30,766,470
Total Investments	$35,264,915	$264,993,210	$102,933	$300,361,058

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Corporate Bonds
Beginning balance as of September 30, 2024	$-
Purchases	102,933
Ending Balance as of December 31, 2024	$102,933

Change in unrealized appreciation / depreciation still held as of December 31, 2024	$-